Loan Receivables - Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period (Details)		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	[1]	RM 2,300,290	$ 514,560	RM 1,595,056
30 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing		208,557	46,653	1,482,120
31 days to 60 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing		974,151	217,911	103,416
61 days to 210 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing		990,446	221,556	9,520
211 days to 240 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing		127,136	28,440
241 days to 1 year [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing

[1]	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.